Retirement plans - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) year	Dec. 31, 2016 USD ($)
Disclosure of net defined benefit liability (asset) [line items]
Retirement obligation (asset)	$ 18,402	$ 16,541
Weighted average duration of defined benefit obligation | year	10
Unfunded | Foreign | Chile
Disclosure of net defined benefit liability (asset) [line items]
Retirement obligation (asset)	$ 25,100	22,400
Estimate of contributions expected to be paid to plan for 2018	5,100
Funded | Domestic
Disclosure of net defined benefit liability (asset) [line items]
Retirement obligation (asset)	(6,600)	(5,700)
Estimate of contributions expected to be paid to plan for 2018	600
Funded | Foreign | Europe
Disclosure of net defined benefit liability (asset) [line items]
Retirement obligation (asset)	$ (100)	$ (200)